Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.2%)
Australia (3.9%)
	Steadfast Group Ltd.	3,717,300	11,299
*	James Hardie Industries plc	330,415	9,235
*	Xero Ltd.	86,013	8,485
^	Bingo Industries Ltd.	3,389,068	8,301
	Challenger Ltd.	1,560,600	7,880
	IPH Ltd.	1,288,200	6,207
	Iluka Resources Ltd.	1,144,991	5,609
	Ansell Ltd.	179,983	5,031
*	Deterra Royalties Ltd.	1,144,991	3,768
*	NEXTDC Ltd.	422,189	3,717
	Charter Hall Social Infrastructure REIT	1,492,819	3,519
	Netwealth Group Ltd.	244,033	3,203
	AUB Group Ltd.	224,422	2,779
*,^	Tyro Payments Ltd.	1,440,259	2,744
	Northern Star Resources Ltd.	269,977	2,613
	Orora Ltd.	1,354,884	2,587
	Mineral Resources Ltd.	91,775	2,390
	Seven Group Holdings Ltd.	136,942	2,329
*	Saracen Mineral Holdings Ltd.	628,143	2,310
	Altium Ltd.	94,984	2,214
	Reliance Worldwide Corp. Ltd.	544,431	1,763
*	Nufarm Ltd.	419,333	1,549
	OZ Minerals Ltd.	81,229	1,149
	Domino's Pizza Enterprises Ltd.	16,063	1,123
	Beach Energy Ltd.	724,843	902
*	Karoon Energy Ltd.	1,166,087	890
	Alumina Ltd.	650,210	835
	Whitehaven Coal Ltd.	543,140	616
*,^	Mesoblast Ltd.	288,017	518
			105,565
Austria (0.2%)
*,1	BAWAG Group AG	89,963	3,911
	Wienerberger AG	41,781	1,419
			5,330
Belgium (1.0%)
	Barco NV	592,403	11,444
	Aedifica SA	37,062	4,473
*	bpost SA	334,174	3,954
*	KBC Ancora	87,557	3,415
	Melexis NV	23,312	2,606
*,1	Biocartis Group NV	133,188	727
			26,619
Brazil (0.7%)
1	Locaweb Servicos de Internet SA	394,200	7,365

	Afya Ltd. Class A	161,400	3,583
	Totvs SA	649,300	3,370
	Boa Vista Servicos SA	1,517,700	2,638
*	Vinci Partners Investments Ltd. Class A	124,600	2,125
	Cia de Saneamento do Parana	76,600	305
			19,386
Canada (0.9%)
*	Kinaxis Inc.	48,795	6,773
*	Nuvei Corp.	109,273	5,737
	Real Matters Inc.	256,100	3,355
*	Lightspeed POS Inc.	42,318	2,751
*	EcoSynthetix Inc.	642,114	2,410
*	Docebo Inc.	29,700	1,463
	Canacol Energy Ltd.	421,774	1,201
			23,690
China (3.9%)
*	Zai Lab Ltd. ADR	63,585	10,178
	Haitian International Holdings Ltd.	2,406,000	8,675
1	A-Living Services Co. Ltd. Class H	1,592,750	6,917
^	HUYA Inc. ADR	244,200	6,322
	Yeahka Ltd.	613,800	6,236
	China Longyuan Power Group Corp. Ltd. Class H	4,142,000	6,063
	Chinasoft International Ltd.	4,663,500	5,644
*,1	Tongcheng-Elong Holdings Ltd.	2,926,400	5,216
	Kingdee International Software Group Co. Ltd.	1,273,000	5,099
*	New Oriental Education & Technology Group Inc. ADR	30,127	5,046
	Li Ning Co. Ltd.	785,500	4,893
*	51job Inc. ADR	68,811	4,532
	Kingboard Holdings Ltd.	1,063,500	4,334
	Shenzhou International Group Holdings Ltd.	221,400	4,318
*	Estun Automation Co. Ltd. Class A	608,651	3,180
1	IMAX China Holding Inc.	1,591,600	2,601
	Minth Group Ltd.	568,000	2,593
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,256,000	2,267
*	Niu Technologies ADR	44,676	1,954
*	Hutchison China MediTech Ltd. ADR	46,379	1,480
*	Tongdao Liepin Group	524,800	1,289
	Ningbo Joyson Electronic Corp. Class A (XSSC)	288,600	1,183
	Ningbo Joyson Electronic Corp. Class A (XSHG)	287,737	1,179
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	81,997	1,163
*	Gracell Biotechnologies Inc. ADR	28,660	594
	Venustech Group Inc. Class A	105,100	537
*	Baozun Inc. Class A	40,100	533
	Nexteer Automotive Group Ltd.	232,545	373
			104,399
Denmark (1.9%)
	Royal Unibrew A/S	212,191	20,947
	Topdanmark A/S	150,583	6,953
*	Ascendis Pharma A/S ADR	36,256	5,444
*	ALK-Abello A/S	11,604	4,537
*,1	Netcompany Group A/S	43,507	4,059
	SimCorp A/S	25,900	3,352
*	Dfds A/S	75,438	3,344
*	Zealand Pharma A/S	68,248	2,181
			50,817

Finland (0.5%)
*	Kojamo Oyj	207,103	4,413
	Valmet Oyj	127,300	4,075
	Cargotec Oyj Class B	87,751	3,812
	Kemira Oyj	104,129	1,763
			14,063
France (5.2%)
	Rubis SCA	428,936	19,415
	Trigano SA	100,406	17,654
	Kaufman & Broad SA	303,299	13,895
	Teleperformance	34,948	11,431
	Orpea SA	81,600	11,290
*	Ubisoft Entertainment SA	97,928	9,791
*,^	Solutions 30 SE	717,947	9,472
	Nexity SA	132,161	5,954
*,1	Maisons du Monde SA	299,460	5,233
*,^	JCDecaux SA	263,047	5,111
1	Verallia SA	155,100	5,098
1	Elior Group SA	726,042	4,574
*	Criteo SA ADR	217,629	4,048
	Ipsos	119,200	3,810
*	Soitec	16,874	3,392
*	Rothschild & Co.	78,041	2,664
*	Cellectis SA	83,523	2,338
*	Faurecia SE	41,907	2,193
	Vicat SA	31,706	1,364
*	ESI Group	21,160	1,096
			139,823
Germany (7.5%)
*	HelloFresh SE	264,191	22,309
1	Befesa SA	330,316	21,920
	Stabilus SA	214,458	16,053
	Gerresheimer AG	150,802	16,045
*,^	S&T AG (XETR)	512,640	13,454
	Aroundtown SA	1,926,563	13,375
*	Hypoport SE	17,476	11,887
	New Work SE	41,493	11,489
*	CTS Eventim AG & Co. KGaA	171,971	10,146
	Dermapharm Holding SE	138,945	9,781
	Deutsche Wohnen SE	188,080	9,308
*	Knaus Tabbert AG	84,896	7,139
	Grand City Properties SA	256,444	6,370
*	Dialog Semiconductor plc	82,839	5,215
*	Jumia Technologies AG ADR	83,077	4,781
	STRATEC SE	26,339	4,336
*	Stemmer Imaging AG	139,662	4,004
	Rheinmetall AG	26,839	2,834
	Bertrandt AG	53,352	2,795
	Nemetschek SE	34,600	2,436
	Aurubis AG	25,495	1,965
*	Zooplus AG	8,134	1,883
1	Brockhaus Capital Management AG	35,900	1,273
*	thyssenkrupp AG	89,389	1,036
*,1	Aumann AG	25,153	459
	Hamburger Hafen und Logistik AG	13,821	298

*	S&T AG (XWBO)	9,129	240
			202,831
Greece (0.1%)
	Hellenic Telecommunications Organization SA	228,196	3,317

Hong Kong (2.1%)
	ASM Pacific Technology Ltd.	528,900	7,680
	Johnson Electric Holdings Ltd.	2,587,125	7,641
	Techtronic Industries Co. Ltd.	424,500	6,341
	Kerry Logistics Network Ltd.	2,846,500	6,071
	Hang Lung Properties Ltd.	1,888,000	5,017
	Kerry Properties Ltd.	1,861,500	4,818
	Dah Sing Financial Holdings Ltd.	1,302,800	3,687
*	Mandarin Oriental International Ltd.	1,838,100	3,209
	HKBN Ltd.	2,144,500	3,102
	SUNeVision Holdings Ltd.	3,393,000	3,068
	Hang Lung Group Ltd.	931,000	2,355
	Precision Tsugami China Corp. Ltd.	1,825,000	2,025
1	Crystal International Group Ltd.	5,465,500	1,632
*	Hypebeast Ltd.	7,150,000	947
			57,593
Iceland (0.4%)
1	Marel HF	1,863,061	12,210

India (0.9%)
	Gujarat Pipavav Port Ltd.	6,724,221	7,962
	Apollo Hospitals Enterprise Ltd.	197,838	6,931
	Alembic Pharmaceuticals Ltd.	308,301	4,015
1	Endurance Technologies Ltd.	200,645	3,800
	Tube Investments of India Ltd.	32,845	350
			23,058
Ireland (1.5%)
*	Dalata Hotel Group plc	4,265,163	17,284
	Smurfit Kappa Group plc	261,034	12,556
*	Kingspan Group plc	80,080	5,436
*	AIB Group plc	2,716,622	4,831
			40,107
Israel (0.5%)
	Maytronics Ltd.	324,285	5,627
	Melisron Ltd.	67,120	3,447
	Caesarstone Ltd.	146,112	1,838
*,^	UroGen Pharma Ltd.	76,867	1,696
	Camtek Ltd.	10,100	239
			12,847
Italy (6.2%)
	Reply SPA	139,188	17,027
*	Cerved Group SPA	1,878,902	16,044
	FinecoBank Banca Fineco SPA	985,300	15,321
*,1	doValue SPA	1,127,022	13,580
	Recordati Industria Chimica e Farmaceutica SPA	249,649	12,919
	Interpump Group SPA	281,892	12,643
*	Banca Generali SPA	326,192	10,114
*	Moncler SPA	171,453	9,662
	Amplifon SPA	239,900	9,509
*,1	Nexi SPA	507,055	8,996

*	Brunello Cucinelli SPA	198,621	7,951
*	Prada SPA	915,200	5,624
*,^	Salvatore Ferragamo SPA	200,556	3,901
	Italgas SPA	639,100	3,833
*,^,1 Ovs SPA		2,696,705	3,333
*,1	Technogym SPA	310,145	3,168
	Tamburi Investment Partners SPA	384,234	3,087
^	Buzzi Unicem SPA	96,969	2,386
	Piaggio & C SPA	661,386	2,345
*,^	Autogrill SPA	439,644	2,327
1	Enav SPA	317,683	1,346
*	Astm SPA	43,350	965
	Leonardo SPA	106,375	737
			166,818
Japan (22.6%)
	Nippon Shinyaku Co. Ltd.	260,000	19,141
	Disco Corp.	54,100	17,600
	Katitas Co. Ltd.	562,600	16,809
	Sumitomo Forestry Co. Ltd.	848,700	16,436
	Kobe Bussan Co. Ltd.	518,400	14,360
	GMO internet Inc.	505,200	14,272
	Nabtesco Corp.	279,200	12,524
	SBI Holdings Inc.	490,900	12,255
	Sushiro Global Holdings Ltd.	349,200	11,946
	Digital Garage Inc.	329,100	11,267
	Nifco Inc.	296,700	10,372
*,^	Bengo4.com Inc.	89,300	9,921
	Koito Manufacturing Co. Ltd.	151,200	9,755
^	Tri Chemical Laboratories Inc.	228,000	9,408
	Ai Holdings Corp.	487,800	9,207
	Musashi Seimitsu Industry Co. Ltd.	645,100	9,132
	Trusco Nakayama Corp.	331,000	8,568
	Asics Corp.	459,700	8,091
	MedPeer Inc.	114,000	7,705
	Zenkoku Hosho Co. Ltd.	166,300	7,423
*	Raksul Inc.	184,400	7,342
	Mani Inc.	273,400	7,245
	Elecom Co. Ltd.	150,700	7,139
	Tsuruha Holdings Inc.	53,300	7,078
	Aica Kogyo Co. Ltd.	217,400	7,074
	Rorze Corp.	94,600	6,997
	Kureha Corp.	112,700	6,981
	Daibiru Corp.	602,100	6,851
	GMO Payment Gateway Inc.	47,300	6,739
	Systena Corp.	351,300	6,618
	Sugi Holdings Co. Ltd.	99,800	6,559
	Kakaku.com Inc.	225,600	6,534
	FP Corp.	158,200	6,331
	Toyo Gosei Co. Ltd.	51,300	6,303
	Tsugami Corp.	378,800	6,203
	KOMEDA Holdings Co. Ltd.	337,000	6,086
	Outsourcing Inc.	483,800	6,065
	Nippon Densetsu Kogyo Co. Ltd.	320,100	5,972
	Megachips Corp.	196,600	5,830
	Dip Corp.	210,200	5,769
*,^	Demae-Can Co. Ltd.	219,100	5,617
	Hakuhodo DY Holdings Inc.	367,000	5,318

	Fukushima Galilei Co. Ltd.	126,500	5,254
	en-japan Inc.	182,800	5,236
	Asahi Intecc Co. Ltd.	158,206	5,194
	Sundrug Co. Ltd.	125,800	4,991
	Bank of Kyoto Ltd.	94,000	4,933
	LaSalle Logiport REIT	3,060	4,801
	Tokyo Tatemono Co. Ltd.	354,900	4,791
	Horiba Ltd.	73,000	4,779
	NEC Networks & System Integration Corp.	269,200	4,767
*,^	giftee Inc.	158,900	4,729
	Fuji Corp.	178,300	4,660
	Infomart Corp.	539,300	4,620
	Harmonic Drive Systems Inc.	59,100	4,416
	Daifuku Co. Ltd.	38,400	4,382
*	Sansan Inc.	53,912	4,324
	OBIC Business Consultants Co. Ltd.	66,900	4,260
	Amada Co. Ltd.	375,000	4,222
	Obara Group Inc.	107,200	4,126
	THK Co. Ltd.	126,900	4,032
	Pola Orbis Holdings Inc.	201,200	4,028
	Aruhi Corp.	241,400	3,978
	Taiyo Yuden Co. Ltd.	66,300	3,889
	Menicon Co. Ltd.	64,100	3,858
*	Freee KK	45,500	3,857
	Heiwa Real Estate Co. Ltd.	111,900	3,829
	Japan Airport Terminal Co. Ltd.	72,400	3,809
*	Lifenet Insurance Co.	270,900	3,686
	Ryohin Keikaku Co. Ltd.	153,000	3,658
	MINEBEA MITSUMI Inc.	163,600	3,631
	eGuarantee Inc.	162,000	3,600
	Tokyo Ohka Kogyo Co. Ltd.	53,580	3,600
	Lasertec Corp.	26,700	3,576
^	Kitanotatsujin Corp.	595,800	3,256
*	WealthNavi Inc.	134,500	3,214
	Nichirei Corp.	109,500	3,173
	SUMCO Corp.	149,200	3,146
	Kissei Pharmaceutical Co. Ltd.	133,200	2,934
	Kintetsu World Express Inc.	117,200	2,873
	Glory Ltd.	146,400	2,838
*,^	GA Technologies Co. Ltd.	116,100	2,799
	Fancl Corp.	76,000	2,790
	COLOPL Inc.	308,500	2,697
*	JMDC Inc.	57,000	2,692
	Nippon Television Holdings Inc.	222,500	2,558
	Comforia Residential REIT Inc.	896	2,549
	Ushio Inc.	191,400	2,475
	As One Corp.	16,200	2,376
	Nippon Thompson Co. Ltd.	497,100	2,273
	Ito En Ltd.	36,200	2,259
*	Uzabase Inc.	64,000	2,221
	DMG Mori Co. Ltd.	140,500	2,206
	Iriso Electronics Co. Ltd.	47,500	2,164
	Optex Group Co. Ltd.	113,400	2,093
*	Locondo Inc.	113,400	2,042
	Link And Motivation Inc.	365,300	1,992
	Anicom Holdings Inc.	174,200	1,889
	Itoham Yonekyu Holdings Inc.	276,800	1,873

	KH Neochem Co. Ltd.	81,100	1,829
*	Healios KK	107,800	1,652
*	Istyle Inc.	415,100	1,637
	Shiga Bank Ltd.	88,700	1,622
	Sato Holdings Corp.	77,400	1,616
	Senko Group Holdings Co. Ltd.	170,000	1,580
	Nitto Boseki Co. Ltd.	33,500	1,571
	San-In Godo Bank Ltd.	333,300	1,509
*	Inter Action Corp.	63,600	1,463
	Hitachi Transport System Ltd.	47,700	1,402
	Ichiyoshi Securities Co. Ltd.	275,900	1,324
	NET One Systems Co. Ltd.	39,500	1,318
	Fukuyama Transporting Co. Ltd.	33,400	1,302
	TechMatrix Corp.	66,300	1,207
	Daikyonishikawa Corp.	162,200	1,201
	Jeol Ltd.	27,400	1,122
*	Money Forward Inc.	25,948	1,063
	Nikkon Holdings Co. Ltd.	47,800	965
	Kagome Co. Ltd.	26,800	888
	SMS Co. Ltd.	20,566	763
	Comture Corp.	25,039	694
*,^	Hennge KK	8,400	660
*	Chatwork Co. Ltd.	36,800	490
	Arcs Co. Ltd.	19,500	432
	CyberAgent Inc.	6,400	401
*	Plaid Inc.	10,936	359
			609,811
Kazakhstan (0.1%)
	JSC National Atomic Company Kazatomprom GDR	68,997	1,187
*,1	Kaspi.KZ JSC GDR	6,658	419
			1,606
Luxembourg (0.1%)
*	Addiko Bank AG	198,334	2,202

Malaysia (0.1%)
	Inari Amertron Bhd.	2,227,600	1,861

Mexico (0.2%)
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	369,550	3,725
*	Alpek SAB de CV	2,185,700	1,883
			5,608
Netherlands (3.0%)
	ASM International NV	88,424	22,652
	BE Semiconductor Industries NV	181,321	12,467
*	SIF Holding NV	543,258	11,717
*,1	Basic-Fit NV	231,093	7,915
	Imcd NV	59,803	7,422
	TKH Group NV	112,620	5,319
*	AerCap Holdings NV	121,658	4,652
	Corbion NV	56,936	3,325
*	Boskalis Westminster NV	73,547	2,066
*,^,1 DP Eurasia NV		2,799,761	1,627
*	ProQR Therapeutics NV	189,167	878
			80,040
New Zealand (0.3%)
	Kiwi Property Group Ltd.	5,280,167	4,867

	Pushpay Holdings Ltd.	2,784,900	3,281
*	Fletcher Building Ltd.	224,350	997
			9,145
Norway (1.4%)
	Borregaard ASA	957,437	17,523
	TOMRA Systems ASA	170,170	7,788
	LINK Mobility Group Holding ASA	605,300	3,494
	Pexip Holding ASA	299,500	2,865
	Salmar ASA	46,029	2,761
*	Bakkafrost P/F	20,557	1,447
*,1	Aker Solutions ASA	757,668	1,294
	Kongsberg Gruppen ASA	59,109	1,143
*	Subsea 7 SA	74,618	698
			39,013
Other (0.2%)
	Conduit Holdings Ltd.	751,000	5,042
	iShares MSCI EAFE Small-Cap ETF	12,192	830
			5,872
Philippines (0.1%)
	Bloomberry Resorts Corp.	16,456,900	2,720

Russia (0.0%)
*	Ozon Holdings plc ADR	16,415	794

Singapore (0.5%)
	Venture Corp. Ltd.	258,300	3,839
	Keppel DC REIT	1,550,200	3,464
	Jardine Cycle & Carriage Ltd.	194,000	3,137
*	SATS Ltd.	860,600	2,484
			12,924
South Korea (1.6%)
	Koh Young Technology Inc.	119,103	11,404
	Douzone Bizon Co. Ltd.	113,908	10,148
	NHN KCP Corp.	87,185	4,549
	Hanon Systems	284,807	4,238
	Tokai Carbon Korea Co. Ltd.	32,100	4,086
	S&T Motiv Co. Ltd.	36,424	2,348
*	Cafe24 Corp.	69,664	2,169
	Park Systems Corp.	25,110	2,157
*	Genexine Inc.	15,620	1,305
			42,404
Spain (1.2%)
	Prosegur Cia de Seguridad SA	2,963,755	8,218
*	Melia Hotels International SA	867,346	5,672
	Bankinter SA	922,069	5,176
	CIE Automotive SA	191,157	5,024
	Viscofan SA	59,768	4,221
	Ebro Foods SA	111,630	2,434
*	Arima Real Estate SOCIMI SA	189,061	2,090
			32,835
Sweden (5.6%)
	Arjo AB	2,287,760	16,992
	Nordic Entertainment Group AB Class B	282,900	14,768
*	Embracer Group AB Class B	645,996	14,562
	Avanza Bank Holding AB	458,651	12,498

	Loomis AB Class B	360,516	9,223
*	Trelleborg AB Class B	407,086	9,207
	Nibe Industrier AB Class B	234,155	7,816
	Nordnet AB (publ)	469,400	7,561
	AddTech AB	560,638	7,432
	Catena AB	111,447	5,190
*	SkiStar AB	336,200	4,912
*	HMS Networks AB	142,581	4,623
*	Fastighets AB Balder Class B	76,878	3,842
*,1	Thule Group AB	74,620	2,767
^	Modern Times Group MTG AB Class B	176,700	2,678
*	VNV Global AB	199,096	2,634
	Karnov Group AB	396,100	2,580
	BillerudKorsnas AB	129,168	2,308
*	INVISIO AB	95,268	2,254
^	Intrum AB	70,400	1,914
*	Indutrade AB	88,713	1,818
*	Storytel AB Class B	64,132	1,737
*	Xvivo Perfusion AB	50,446	1,676
	Paradox Interactive AB	56,061	1,560
*	Saab AB Class B	51,445	1,440
	Sweco AB Class B	69,078	1,151
*	VEF Ltd.	2,493,861	1,094
*	Bactiguard Holding AB	60,560	1,086
*	Cellavision AB	27,765	982
	Beijer Ref AB Class B	22,462	932
*	Peab AB Class B	67,409	751
*	Nolato AB Class B	7,703	713
^	Modern Times Group MTG AB Class B Rights Exp. 02/10/2021	176,700	329
*,§	OW Bunker A/S	1,000,000	—
			151,030
Switzerland (3.6%)
	Julius Baer Group Ltd.	282,955	17,120
	Comet Holding AG	55,056	12,576
	Zur Rose Group AG	22,400	10,272
	Logitech International SA	96,388	10,011
	Straumann Holding AG	7,402	8,205
1	VAT Group AG	26,986	7,492
	Tecan Group AG	12,689	6,139
*	Dufry AG	113,060	6,079
	Siegfried Holding AG	7,547	5,459
	Bossard Holding AG	23,140	5,307
*,1	Sensirion Holding AG	52,966	3,466
	Cembra Money Bank AG	30,969	3,365
	u-blox Holding AG	16,028	1,260
	Implenia AG	29,121	814
			97,565
Taiwan (4.2%)
	Airtac International Group	404,000	14,374
	Chroma ATE Inc.	1,994,694	13,403
	ASPEED Technology Inc.	163,000	11,552
	Voltronic Power Technology Corp.	151,252	6,890
	Accton Technology Corp.	679,803	6,525
	Ennoconn Corp.	691,422	6,397
	Nien Made Enterprise Co. Ltd.	443,000	5,832
	momo.com Inc.	196,200	5,514

	Globalwafers Co. Ltd.	249,000	5,470
	Giant Manufacturing Co. Ltd.	529,000	5,132
	Delta Electronics Inc.	448,000	4,509
	Global Unichip Corp.	318,000	4,472
	Realtek Semiconductor Corp.	221,248	3,559
	Formosa Sumco Technology Corp.	737,315	3,366
	Hiwin Technologies Corp.	228,845	3,228
	Sino-American Silicon Products Inc.	584,000	3,147
	Advanced Wireless Semiconductor Co.	378,000	2,077
	Alchip Technologies Ltd.	62,000	1,820
	ITEQ Corp.	320,000	1,528
	ASMedia Technology Inc.	20,000	1,353
	TCI Co. Ltd.	187,000	1,348
	Parade Technologies Ltd.	26,000	1,115
	LandMark Optoelectronics Corp.	80,000	778
	Genius Electronic Optical Co. Ltd.	44,000	754
			114,143
United Kingdom (13.6%)
	St. James's Place plc	1,014,900	16,243
*	Keywords Studios plc	429,951	16,051
	Electrocomponents plc	1,290,800	15,459
	Spectris plc	358,535	14,854
	Intermediate Capital Group plc	497,198	11,532
	Safestore Holdings plc	933,401	10,335
	Melrose Industries plc	4,475,700	10,237
	Lancashire Holdings Ltd.	1,091,357	10,155
	Bodycote plc	901,600	8,641
1	Auto Trader Group plc	1,105,700	8,525
	Abcam plc	364,313	8,261
	Dechra Pharmaceuticals plc	167,000	8,232
	Rotork plc	1,812,016	8,036
	UDG Healthcare plc	686,100	7,650
*	Polypipe Group plc	1,051,834	7,383
*	Dunelm Group plc	450,000	7,095
	Pets at Home Group plc	1,214,072	6,656
*	UNITE Group plc	485,812	6,372
	QinetiQ Group plc	1,517,700	6,233
	Howden Joinery Group plc	655,700	6,012
*,1	Network International Holdings plc	1,267,846	5,907
*	Greggs plc	205,000	5,809
	Cranswick plc	121,510	5,668
	Softcat plc	264,709	5,451
	Halma plc	160,000	5,393
	Games Workshop Group plc	37,765	5,329
	Segro plc	395,000	5,141
*	IWG plc	1,200,000	5,129
1	Avast plc	780,000	5,029
1	ConvaTec Group plc	1,813,191	4,961
*	First Derivatives plc	115,621	4,760
	Workspace Group plc	486,942	4,760
	LondonMetric Property plc	1,510,000	4,700
	FDM Group Holdings plc	329,208	4,502
	SSP Group plc	1,128,051	4,462
*	Renishaw plc	54,000	4,424
	B&M European Value Retail SA	594,143	4,343
	Sanne Group plc	560,458	4,237
	Telecom Plus plc	227,000	4,043

*	Restaurant Group plc	4,224,606	3,938
	Beazley plc	924,136	3,933
*	Vistry Group plc	340,000	3,916
	IG Group Holdings plc	370,000	3,792
*	Victoria plc	393,096	3,712
*	Redrow plc	513,425	3,687
	Ninety One plc	1,154,067	3,683
*,1	Trainline plc	658,610	3,668
*	Team17 Group plc	291,098	3,198
	Keller Group plc	305,520	3,170
*	Naked Wines plc	318,477	3,128
	Tate & Lyle plc	314,261	2,960
	Synthomer plc	466,871	2,744
	Grainger plc	739,983	2,691
	Smart Metering Systems plc	263,756	2,467
*	Hyve Group plc	1,623,099	2,261
*	Draper Esprit plc	232,854	2,192
*	Alpha FX Group plc	106,937	2,125
	AJ Bell plc	347,325	2,042
	Bunzl plc	61,000	1,958
*	Travis Perkins plc	83,938	1,545
*	Hotel Chocolat Group plc	291,134	1,430
*	Meggitt plc	256,660	1,388
	Centamin plc	872,547	1,366
	Pennon Group plc	105,230	1,344
*	Balfour Beatty plc	357,547	1,317
	easyJet plc	109,769	1,087
	Cairn Energy plc	437,893	1,080
	dotdigital group plc	432,519	1,050
	Domino's Pizza Group plc	179,695	808
	KAZ Minerals plc	80,216	793
1	John Laing Group plc	176,080	761
	Grafton Group plc	64,392	760
	Ferrexpo plc	186,149	718
	Ultra Electronics Holdings plc	25,628	698
	Britvic plc	67,717	689
*	Freeline Therapeutics Holdings plc ADR	38,286	689
*	National Express Group plc	92,126	315
			367,113
United States (0.4%)
*	Patria Investments Ltd. Class A	346,137	6,179
*	Merus NV	138,537	3,812
*	ACM Research Inc. Class A	12,952	1,166
	Kosmos Energy Ltd.	189,382	420
			11,577
Total Common Stocks (Cost $1,950,873)			2,596,736

	Coupon
Temporary Cash Investments (6.1%)
Money Market Fund (5.9%)
2,3 Vanguard Market Liquidity Fund	0.107%		1,579,194	157,920

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Goldman Sachs & Co.
(Dated 1/29/21, Repurchase Value
$4,400,000 collateralized by Federal
National Mortgage Assn. 4.000%, 8/1/50,
with a value of $4,488,000)	0.050%	2/1/21	4,400	4,400

U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.115%	2/16/21	1,007	1,007
Total Temporary Cash Investments (Cost $163,321)				163,327
Total Investments (102.3%) (Cost $2,114,194)				2,760,063
Other Assets and Liabilities -Net (-2.3%)				(61,545)
Net Assets (100%)				2,698,518
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,162,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value of these securities was $171,249,000, representing 6.3% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $79,700,000 was received for securities on loan.
4 Securities with a value of $1,007,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2021	324	34,271	(529)
MSCI Emerging Market Index	March 2021	176	11,670	251
				(278)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

International Explorer Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily av ailable, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

International Explorer Fund

amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	102,576	2,494,160	—	2,596,736
Temporary Cash Investments	157,920	5,407	—	163,327
Total	260,496	2,499,567	—	2,760,063
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,064	—	—	1,064
1 Represents variation margin on the last day of the reporting period.